United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Six months ended 04/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	FMUAX
B	FMNBX
C	FMUCX
F	FMUFX
Institutional	FMUIX

Federated Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2014 through April 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	50.0%
Equity Securities	45.7%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities—Net[4]	0.9%
TOTAL	100.0%
At April 30, 2015, the Fund's sector composition5 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	13.5%
Consumer Staples	12.7%
Telecommunication Services	12.5%
Financials	10.9%
Industrials	10.5%
Utilities	10.4%
Energy	9.3%
Information Technology	9.1%
Consumer Discretionary	8.8%
Materials	2.3%
TOTAL	100.0%
Semi-Annual Shareholder Report

At April 30, 2015, the Fund's sector composition6 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Tax-Exempt Securities
Hospital	14.4%
Education	11.4%
Toll Road	10.3%
Dedicated Tax	9.6%
General Obligation - State	8.0%
Water and Sewer	6.6%
Airport	5.6%
Public Power	4.3%
Pre-Refunded	3.5%
Other Utility	3.4%
Other[7]	22.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash equivalents include any investments in tax-exempt, variable rate instruments.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
7	For purposes of this table, sector classifications constitute 77.1% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2015 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—45.7%
	Consumer Discretionary—4.1%
177,398	Coach, Inc.	$6,778,378
377,111	Corus Entertainment, Inc., Class B	5,798,101
470,063	Ford Motor Co.	7,426,995
86,712	Kohl's Corp.	6,212,915
211,145	M.D.C. Holdings, Inc.	5,667,132
77,205	National CineMedia, Inc.	1,176,605
484,150	Regal Entertainment Group	10,651,300
105,809	Six Flags Entertainment Corp.	4,975,140
18,881	Tupperware Brands Corp.	1,262,384
	TOTAL	49,948,950
	Consumer Staples—5.8%
308,755	Altria Group, Inc.	15,453,188
86,245	Campbell Soup Co.	3,856,014
186,280	ConAgra Foods, Inc.	6,734,022
87,209	Kellogg Co.	5,522,946
45,730	Kimberly-Clark Corp.	5,016,124
287,719	Koninklijke Ahold NV, ADR	5,581,749
45,810	Kraft Foods Group, Inc.	3,882,397
83,410	Lorillard, Inc.	5,827,022
130,531	Philip Morris International, Inc.	10,895,422
118,309	Reynolds American, Inc.	8,672,050
	TOTAL	71,440,934
	Energy—4.2%
131,870	BP PLC, ADR	5,691,509
322,124	ENI S.p.A, ADR	12,379,225
201,373	Kinder Morgan, Inc.	8,648,970
27,354	National-Oilwell, Inc.	1,488,331
148,622	Royal Dutch Shell PLC	9,427,094
116,744	Total SA, ADR	6,315,851
146,793	Valero Energy Corp.	8,352,522
	TOTAL	52,303,502
	Financials—5.0%
8,598	Bank of Hawaii Corp.	519,233
56,415	Cincinnati Financial Corp.	2,856,856
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
239,176	JPMorgan Chase & Co.	$15,130,274
48,229	Lincoln National Corp.	2,724,456
59,640	Mercury General Corp.	3,276,622
46,345	MetLife, Inc.	2,377,035
475,490	Old Republic International Corp.	7,270,242
55,120	Principal Financial Group	2,817,734
501,796	Sun Life Financial, Inc.	16,072,526
105,431	T. Rowe Price Group, Inc.	8,558,888
	TOTAL	61,603,866
	Health Care—6.2%
200,891	AbbVie, Inc.	12,989,612
79,671	AstraZeneca Group PLC, ADR	5,455,870
264,648	GlaxoSmithKline PLC, ADR	12,213,505
28,923	Johnson & Johnson	2,869,162
149,665	Lilly (Eli) & Co.	10,756,424
205,914	Merck & Co., Inc.	12,264,238
477,072	Pfizer, Inc.	16,187,053
60,899	Sanofi, ADR	3,078,444
	TOTAL	75,814,308
	Industrials—4.8%
363,986	BAE Systems PLC, ADR	11,400,042
48,233	Boeing Co.	6,913,718
479,831	Donnelley (R.R.) & Sons Co.	8,934,453
102,868	Emerson Electric Co.	6,051,724
59,644	Lockheed Martin Corp.	11,129,570
104,290	Pitney Bowes, Inc.	2,332,967
133,357	Republic Services, Inc.	5,418,295
66,430	Siemens AG	7,271,187
	TOTAL	59,451,956
	IT Services—4.2%
306,587	CA, Inc.	9,740,269
347,496	Cisco Systems, Inc.	10,018,310
277,068	Intel Corp.	9,018,563
71,940	KLA-Tencor Corp.	4,230,073
63,140	Lexmark International, Inc.	2,802,785
193,591	Microsoft Corp.	9,416,266
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	IT Services—continued
106,504	Seagate Technology	$6,253,915
	TOTAL	51,480,181
	Materials—1.0%
108,257	Avery Dennison Corp.	6,018,007
126,199	International Paper Co.	6,779,410
	TOTAL	12,797,417
	Telecommunication Services DNU—5.7%
521,643	AT&T, Inc.	18,069,713
160,189	BCE, Inc.	7,065,937
447,909	CenturyLink, Inc.	16,106,808
223,162	Consolidated Communications Holdings, Inc.	4,702,023
1,573,507	Frontier Communications Corp.	10,794,258
275,620	Verizon Communications	13,902,273
	TOTAL	70,641,012
	Utilities—4.7%
43,026	AGL Resources, Inc.	2,162,917
106,560	Ameren Corp.	4,362,567
69,056	Consolidated Edison Co.	4,250,397
45,934	Duke Energy Corp.	3,563,100
131,135	Entergy Corp.	10,120,999
254,923	Exelon Corp.	8,672,481
231,061	FirstEnergy Corp.	8,297,401
43,465	National Grid PLC, ADR	2,930,845
549,646	Northland Power, Inc.	7,858,591
23,779	PG&E Corp.	1,258,385
113,598	Southern Co.	5,032,391
	TOTAL	58,510,074
	TOTAL COMMON STOCKS (IDENTIFIED COST $502,018,684)	563,992,200
	MUNICIPAL BONDS—50.0%
	Alabama—0.4%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75%, 10/1/2030	2,312,940
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00%, 10/1/2040	816,193
2,000,000	Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,263,260
	TOTAL	5,392,393
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Alaska—0.2%
$2,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	$2,555,301
		Arizona—1.4%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,666,120
3,000,000	[1,2]	Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,159,900
3,990,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00%, 1/1/2038	4,338,686
2,380,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00%, (Citigroup, Inc. GTD), 12/1/2032	2,701,086
2,500,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00%, (Citigroup, Inc. GTD), 12/1/2037	2,837,225
		TOTAL	16,703,017
		California—4.9%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2023	1,214,750
2,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2025	2,374,120
2,000,000	[3]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 1.01% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 5/1/2023	2,015,080
1,500,000	[3]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.36% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2027	1,539,045
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,244,020
500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	529,370
1,500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,576,620
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,312,860
3,000,000		California State, UT GO Bonds, 5.00%, 11/1/2022	3,314,250
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,803,475
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	3,046,000
1,125,000	[1,2]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,144,789
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,299,440
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,035,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	$3,523,574
500,000		Corona-Norco Unified School District Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	551,135
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,483,180
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,087,400
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	306,618
2,550,000		San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.00%, 5/1/2024	3,133,695
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,515,790
4,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Revenue Refunding Bonds (Series 2014A), 5.00%, 1/15/2050	4,342,120
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,205,860
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,142,090
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,860,625
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	2,291,780
		TOTAL	59,857,686
		Colorado—1.7%
1,500,000	[1,2]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,528,410
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,167,337
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00%, 11/15/2030	670,152
1,290,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	1,473,915
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50%, (United States Treasury PRF 11/1/2018@100), 11/01/2027	1,336,471
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,752,819
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—continued
$2,800,000	E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	$3,146,808
5,000,000	University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2032	5,728,600
	TOTAL	20,804,512
	Delaware—0.2%
2,000,000	University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,425,120
	District of Columbia—0.7%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,329,980
525,000	District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	606,627
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.00%, (United States Treasury PRF 6/1/2015@100), 6/1/2025	5,020,600
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 7/1/2032	1,140,100
	TOTAL	9,097,307
	Florida—2.4%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,256,876
540,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.00%, (National Public Finance Guarantee Corporation INS), 5/1/2027	547,452
2,460,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.00%, (United States Treasury PRF 5/1/2015@101), 5/1/2027	2,484,920
1,630,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2035	1,771,191
665,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	788,577
1,000,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,139,980
1,250,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,424,975
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	1,937,320
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2014), 5.00%, 11/15/2039	1,891,977
1,000,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014B), 5.00%, 10/1/2037	1,111,820
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00%, (AGM INS), 10/1/2023	$1,230,515
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,259,700
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,121,610
3,215,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,565,596
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,637,972
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,875,792
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	380,808
1,385,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,386,011
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Revenue Refunding Bonds (Series 2005), 5.00%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,531,320
420,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	425,712
	TOTAL	29,770,124
	Georgia—1.9%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 1/1/2028	5,751,000
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,132,060
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25%, (United States Treasury PRF 11/1/2019 @100), 11/1/2034	3,646,860
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,775,680
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.60%, 1/1/2030	619,557
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,717,050
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,362,040
	TOTAL	24,004,247
	Guam—0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/1/2029	621,477
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Guam—continued
$500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	$552,060
	TOTAL	1,173,537
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,441,925
	Idaho—0.2%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,139,020
	Illinois—2.3%
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,216,260
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,214,680
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.25%, (National Public Finance Guarantee Corporation INS), 1/1/2026	1,217,642
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	1,139,600
1,390,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	1,379,783
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	417,577
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 2/15/2037	1,000,110
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.00%, 5/15/2025	879,751
625,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.00%, 5/15/2037	625,475
1,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2038	1,112,080
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,224,160
1,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2022	1,203,200
775,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	828,088
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,558,560
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,244,823
1,265,000	Illinois State, UT GO Bonds (Series of May 2014), 5.00%, 5/1/2033	1,326,669
1,230,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,344,206
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	$1,625,655
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, 6/1/2028	2,591,270
		TOTAL	28,149,589
		Indiana—1.8%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.25%, (United States Treasury PRF 11/15/2015@100), 11/15/2035	2,567,200
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2034	3,150,207
765,000		Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	888,853
1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,676,082
1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,601,964
4,000,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,515,480
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,175,570
2,810,000		Indiana University, Student Fee Bonds (Series W-1) (Green Bonds), 5.00%, 8/1/2026	3,405,327
2,080,031	[4,5]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 2/15/2034	104,002
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,904,250
		TOTAL	21,988,935
		Iowa—0.3%
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	240,384
112,608		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	113
1,500,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,600,755
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Iowa—continued
$2,000,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	$1,760,940
	TOTAL	3,602,192
	Kansas—0.7%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.00%, 11/15/2029	2,823,976
5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,554,800
	TOTAL	8,378,776
	Kentucky—0.7%
2,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,294,040
1,500,000	Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2019	1,724,505
4,145,000	Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	4,470,009
	TOTAL	8,488,554
	Louisiana—0.9%
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,132,300
750,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	826,500
2,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00%, 6/1/2024	2,309,120
4,660,000	Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00%, 5/1/2045	5,265,567
470,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	508,780
1,000,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset Backed Revenue Bonds (Series 2013A), 5.00%, 5/15/2021	1,167,630
	TOTAL	11,209,897
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	1,028,250
	Maryland—0.2%
530,000	Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Revenue Refunding Bonds (Series 2010), 5.75%, 9/1/2025	587,611
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, 6/1/2035	$996,373
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.00%, (United States Treasury PRF 5/1/2015@100), 5/1/2035	500,080
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	640,470
		TOTAL	2,724,534
		Massachusetts—0.8%
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,700,928
5,000,000		University of Massachusetts Building Authority, MA, (University of Massachusetts), Revenue Refunding Bonds (Senior Series 2015-2), 5.00%, 11/1/2026	6,106,100
		TOTAL	9,807,028
		Michigan—2.1%
4,000,000		Michigan Finance Authority, (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,285,280
1,150,000		Michigan State Finance Authority Revenue, (Detroit, MI Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00%, AGM INS), 7/1/2037	1,260,607
1,300,000		Michigan State Finance Authority Revenue, (Sparrow Obligated Group, MI), Hospital Revenue & Refunding Bonds (Series 2015), 5.00%, 11/15/2024	1,553,643
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Revenue Refunding Bonds (Series 2006A), 5.25%, 11/15/2032	2,621,950
5,000,000	[3]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 10/15/2038	4,982,000
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,162,900
4,000,000		Royal Oak, MI Hospital Finance Authority, (William Beaumont Hospital, MI), Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2039	4,360,360
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,657,740
1,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2021	1,168,270
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,933,955
		TOTAL	25,986,705
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—0.7%
$1,000,000		Baytown Township, MN, (St. Croix Preparatory Academy), Lease Revenue Bonds (Series 2008A), 7.00%, 8/1/2038	$1,044,440
3,000,000		Minnesota State, UT GO State Various Purpose Bonds (Series 2014A), 5.00%, 08/01/2024	3,738,750
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,619,380
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	680,688
		TOTAL	9,083,258
		Mississippi—0.3%
3,000,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	3,776,880
		Missouri—0.2%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,820,075
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00%, (Goldman Sachs & Co. GTD), 9/1/2042	3,266,520
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Series 2012), 5.00%, (Goldman Sachs & Co. GTD), 9/1/2032	3,327,690
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,214,580
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,105,390
		TOTAL	9,914,180
		Nevada—0.6%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,347,730
455,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.00%, 8/1/2025	416,343
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,598,200
		TOTAL	7,362,273
		New Jersey—1.4%
2,000,000	[3]	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding SIFMA Index Notes (Series 2013I), 1.66%, 9/1/2027	1,972,220
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,217,080
1,400,000		New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Revenue Bonds (Series 2014A), 5.00%, 7/1/2039	1,540,364
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$2,315,000		New Jersey State EDA, (Rutgers, The State University of New Jersey), GO Lease Revenue Bonds (Series 2013), 5.00%, 6/15/2032	$2,644,772
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,110,350
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,443,024
3,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014A), 5.00%, 1/1/2034	3,385,350
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	593,380
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, 6/1/2026	2,885,250
		TOTAL	17,791,790
		New Mexico—0.0%
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	499,950
		New York—5.4%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 7/15/2043	2,346,980
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,334,440
2,700,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	3,105,675
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,652,256
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,147,140
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 0.80%, 3/1/2021	3,865,600
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 06/15/2027	2,427,560
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,391,350
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,384,361
1,000,000	[3]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.66%, 8/1/2025	999,090
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.25%, 10/15/2017	5,534,000
2,500,000	[1,2]	New York Liberty Development Corporation, (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,603,925
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,500,000	New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	$2,892,725
5,000,000	New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	5,917,100
1,500,000	New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015A), 5.00%, 10/1/2025	1,900,335
1,500,000	New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,813,755
1,250,000	New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,393,650
4,020,000	New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	4,570,820
2,000,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,351,060
2,685,000	Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00%, (AGM INS), 5/1/2018	2,804,993
7,000,000	Sales Tax Asset Receivable Corp., NY, (New York State), Sales Tax Asset Revenue Bonds (Fiscal 2015 Series A), 5.00%, 10/15/2020	8,325,100
505,000	Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.00%, 6/1/2022	549,314
	TOTAL	66,311,229
	North Carolina—0.8%
5,000,000	Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,482,300
1,125,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,178,325
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.65%, (United States Treasury PRF 10/1/2015 @100)10/1/2025	2,044,860
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.25%, 1/1/2020	1,684,617
	TOTAL	10,390,102
	Ohio—2.2%
2,750,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,134,752
2,050,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.00%, (United States Treasury COL), 2/15/2016	2,126,588
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$800,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	$829,416
1,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,489,807
1,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2031	1,092,840
2,335,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,591,897
1,000,000	Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.75%, 12/1/2040	1,107,140
1,000,000	Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041	1,207,980
2,060,000	Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,186,711
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.70%, 8/1/2020	2,928,557
3,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,872,610
1,200,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,387,200
345,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.25%, 12/1/2023	348,833
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	501,564
1,500,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,683,315
	TOTAL	26,489,210
	Oklahoma—0.1%
1,000,000	Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, 11/1/2045	1,103,150
	Pennsylvania—2.6%
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50%, 11/1/2016	1,356,095
4,785,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	5,065,736
1,000,000	Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,039,340
1,250,000	Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.00%, 6/1/2030	1,390,775
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.00%, (CIFG Assurance NA INS), 5/1/2028	$2,206,623
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25%, 8/15/2024	1,106,970
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50%, 8/15/2035	2,764,700
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,505,600
1,715,000		Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania), Revenue Refunding Bonds (Series 2015B), 5.00%, 10/1/2025	2,138,656
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,299,627
2,140,000	[3]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.38%, 12/1/2020	2,194,720
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	508,470
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,176,578
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	3,469,800
		TOTAL	32,223,690
		Puerto Rico—0.4%
3,665,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00%, 7/1/2035	2,863,171
3,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	1,815,900
		TOTAL	4,679,071
		Rhode Island—0.2%
2,000,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2035	2,149,120
		South Carolina—0.4%
3,000,000		Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	3,332,700
1,305,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.45%, 12/1/2037	1,314,018
		TOTAL	4,646,718
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Dakota—0.1%
$1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	$1,160,880
	Tennessee—0.9%
6,000,000	Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,633,060
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs & Co. GTD), 9/1/2023	1,494,054
2,000,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,319,360
	TOTAL	10,446,474
	Texas—5.0%
2,065,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Refunding Bonds (Series 2007), 5.00%, 7/1/2033	2,122,965
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25%, 1/1/2046	2,329,100
1,080,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), 6.00%, 8/15/2033	1,296,032
500,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	536,655
3,000,000	Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 07/15/2040	3,350,550
1,000,000	Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,154,240
1,355,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding & Improvement Bonds (Series 2012C), 5.00%, 11/1/2020	1,592,301
5,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,560,850
750,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	796,860
5,000,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,590,650
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.25%, 12/1/2016	3,832,823
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,274,580
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, 5/15/2041	325,115
1,965,000	Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00%, (PSFG GTD), 8/15/2031	2,265,547
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,791,457
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$3,000,000	North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	$3,331,500
835,000	Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	975,940
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 5/15/2037	2,012,060
3,000,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	3,685,350
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25%, (Bank of America Corp. GTD), 12/15/2026	3,484,883
1,655,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,735,085
4,000,000	Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2020	4,722,600
2,500,000	Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,996,325
3,870,000	Texas State Transportation Commission, (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,237,921
	TOTAL	62,001,389
	Virginia—0.9%
4,000,000	Fairfax County, VA IDA, (Inova Health System), Health Care Revenue Bonds (Series 2014A), 5.00%, 5/15/2044	4,494,520
2,035,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	2,154,414
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Treasury PRF 6/1/2015@100), 6/1/2037	4,505,900
	TOTAL	11,154,834
	Washington—1.9%
4,000,000	Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,800,200
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00%, (AGM INS), 12/1/2030	4,014,964
1,500,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2023	1,773,000
615,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	677,066
4,000,000	University of Washington, General Revenue Refunding Bonds (Series 2015B), 5.00%, 6/1/2037	4,631,320
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$2,000,000	[1,2]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	$2,214,180
4,950,000		Washington State, Motor Vehicle Fuel Tax UT GO Refunding Bonds (Series R-2015D), 5.00%, 7/1/2019	5,697,400
		TOTAL	23,808,130
		West Virginia—0.1%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 6/1/2034	1,006,070
		Wisconsin—0.8%
2,450,000		Wisconsin HEFA, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	2,810,125
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.75%, 5/1/2033	5,390,548
1,400,000		Wisconsin State HEFA, (ProHealth Care, Inc.) Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	1,533,854
		TOTAL	9,734,527
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,381,338
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $593,993,624)	616,662,987
		SHORT-TERM MUNICIPALS—3.8%[6]
		Florida—0.5%
4,000,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.14%, 5/1/2015	4,000,000
1,800,000		St. Lucie County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.13%, 5/1/2015	1,800,000
		TOTAL	5,800,000
		Georgia—0.1%
2,000,000		Putnam County, GA Development Authority, (Second Series 1997) Daily VRDNs (Georgia Power Co.), 0.14%, 5/1/2015	2,000,000
		Michigan—0.4%
1,100,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 0.12%, 5/7/2015	1,100,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College), (JPMorgan Chase Bank, N.A. LOC), 0.11%, 5/7/2015	3,600,000
		TOTAL	4,700,000
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	New York—1.3%
$4,950,000	New York City, NY TFA, (Fiscal 1998 Series C) Daily VRDNs, (Morgan Stanley Bank, N.A. LOC), 0.14%, 5/1/2015	$4,950,000
3,950,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.13%, 5/1/2015	3,950,000
4,250,000	New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.13%, 5/1/2015	4,250,000
2,450,000	New York City, NY, (Series 2013D-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.13%, 5/1/2015	2,450,000
	TOTAL	15,600,000
	Ohio—0.3%
2,400,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 0.14%, 5/1/2015	2,400,000
1,200,000	Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital), (Barclays Bank PLC LIQ), 0.13%, 5/1/2015	1,200,000
	TOTAL	3,600,000
	Pennsylvania—0.7%
900,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (AGM INS, JPMorgan Chase Bank, N.A. LIQ), 0.70%, 5/7/2015	900,000
5,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.12%, 5/1/2015	5,000,000
2,750,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.12%, 5/1/2015	2,750,000
	TOTAL	8,650,000
	Texas—0.2%
3,000,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.13%, 5/1/2015	3,000,000
	Utah—0.3%
3,250,000	Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.), (JPMorgan Chase Bank, N.A. LIQ), 0.13%, 5/1/2015	3,250,000
	TOTAL SHORT-TERM MUNICIPALS—3.8% (AT AMORTIZED COST)	46,600,000
	TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $1,142,612,308)[7]	1,227,255,187
	OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	6,406,081
	TOTAL NET ASSETS—100%	$1,233,661,268
Semi-Annual Shareholder Report

At April 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Notes, 5-Year Short Futures	500	$60,066,406	June 2015	$(672,240)
[4]United States Treasury Notes,10-Year Short Futures	230	$29,526,250	June 2015	$(358,529)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,030,769)
At April 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/1/2015	BNY Mellon	30,452 CAD	$25,253	$14
6/23/2015	JPMorgan	43,531,081 CAD	$34,561,739	$(1,491,295)
6/24/2015	Morgan Stanley	30,256,000 EUR	$32,833,509	$(1,164,672)
6/24/2015	Morgan Stanley	7,365,000 EUR	$7,946,356	$(329,576)
6/24/2015	Bank of America	28,268,000 GBP	$42,226,402	$(1,148,164)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(4,133,693)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
At April 30, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $13,257,144, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $13,257,144, which represented 1.1% of total net assets.
3	Floating rate notes with current rate and maturity or tender date shown.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $1,142,474,399.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$439,197,807	$—	$—	$439,197,807
International	117,523,206	7,271,187	—	124,794,393
Debt Securities:
Municipal Bonds	—	616,662,987	—	616,662,987
Short-Term Municipals	—	46,600,000	—	46,600,000
TOTAL SECURITIES	$556,721,013	$670,534,174	$—	$1,227,255,187
OTHER FINANCIAL INSTRUMENTS*	$(1,030,755)	$(4,133,707)	$—	$(5,164,462)
*	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CAD	—Canadian Dollar
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
EUR	—Euro
FGIC	—Financial Guaranty Insurance Company
GBP	—Great Britain Pound
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SID	—Special Improvement District
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.76	$12.17	$11.69	$10.75	$10.52	$9.95
Income From Investment Operations:
Net investment income	0.21	0.45	0.43	0.42	0.42	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.27)	0.59	0.48	0.94	0.24	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	1.04	0.91	1.36	0.66	0.90
Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.43)	(0.42)	(0.43)	(0.33)
Net Asset Value, End of Period	$12.48	$12.76	$12.17	$11.69	$10.75	$10.52
Total Return[1]	(0.46)%	8.66%	7.92%	12.87%	6.46%	9.19%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%	1.00%	1.00%[3]	1.00%[3]
Net investment income	3.38%[2]	3.59%	3.60%	3.73%	4.01%	3.23%
Expense waiver/reimbursement[4]	0.07%[2]	0.15%	0.36%	0.46%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$605,140	$531,112	$376,204	$303,053	$267,566	$348,191
Portfolio turnover	18%	18%	28%	24%	34%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% and 1.00% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.75	$12.17	$11.68	$10.75	$10.51	$9.94
Income from Investment Operations:
Net investment income	0.17	0.37	0.36	0.34	0.34	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.27)	0.56	0.47	0.92	0.25	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.93	0.83	1.26	0.59	0.82
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.34)	(0.33)	(0.35)	(0.25)
Net Asset Value, End of Period	$12.47	$12.75	$12.17	$11.68	$10.75	$10.51
Total Return[1]	(0.83)%	7.77%	7.21%	11.93%	5.76%	8.37%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%	1.75%	1.75%3.	1.75%[3]
Net investment income	2.68%[2]	2.90%	2.91%	2.99%	3.25%	2.48%
Expense waiver/reimbursement[4]	0.07%[2]	0.15%	0.36%	0.46%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,812	$25,837	$28,332	$34,930	$43,675	$50,781
Portfolio turnover	18%	18%	28%	24%	34%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.75% and 1.75% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.75	$12.16	$11.68	$10.75	$10.51	$9.94
Income from Investment Operations:
Net investment income	0.17	0.35	0.34	0.34	0.34	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.27)	0.59	0.48	0.93	0.25	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.94	0.82	1.27	0.59	0.82
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.34)	(0.34)	(0.35)	(0.25)
Net Asset Value, End of Period	$12.47	$12.75	$12.16	$11.68	$10.75	$10.51
Total Return[1]	(0.83)%	7.87%	7.13%	11.94%	5.76%	8.37%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%	1.75%	1.75%[3]	1.75%[3]
Net investment income	2.60%[2]	2.82%	2.84%	2.98%	3.25%	2.48%
Expense waiver/reimbursement[4]	0.07%[2]	0.15%	0.36%	0.46%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,642	$222,121	$140,706	$105,994	$86,120	$101,822
Portfolio turnover	18%	18%	28%	24%	34%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.75%, and 1.75% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.76	$12.17	$11.69	$10.75	$10.52	$9.95
Income from Investment Operations:
Net investment income	0.21	0.46	0.44	0.43	0.42	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.27)	0.58	0.47	0.93	0.24	0.57
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	1.04	0.91	1.36	0.66	0.90
Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.43)	(0.42)	(0.43)	(0.33)
Net Asset Value, End of Period	$12.48	$12.76	$12.17	$11.69	$10.75	$10.52
Total Return[1]	(0.46)%	8.66%	7.92%	12.87%	6.45%	9.21%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%	1.00%	1.00%[3]	0.99%[3]
Net investment income	3.36%[2]	3.55%	3.53%	3.71%	4.00%	3.24%
Expense waiver/reimbursement[4]	0.07%[2]	0.14%	0.35%	0.46%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$157,833	$124,420	$69,497	$36,638	$18,876	$18,299
Portfolio turnover	18%	18%	28%	24%	34%	72%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.00% and 0.99% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,			Period Ended 10/31/2011[1]
		2014	2013	2012
Net Asset Value, Beginning of Period	$12.75	$12.17	$11.68	$10.75	$10.29
Income from Investment Operations:
Net investment income	0.23	0.48	0.46	0.44	0.34
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions.	(0.26)	0.58	0.49	0.94	0.48
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	1.06	0.95	1.38	0.82
Less Distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.46)	(0.45)	(0.36)
Net Asset Value, End of Period	$12.48	$12.75	$12.17	$11.68	$10.75
Total Return[2]	(0.26)%	8.84%	8.28%	13.05%	8.05%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.75%	0.76%	0.75%	0.75%[3,4]
Net investment income	3.60%[3]	3.70%	3.77%	3.90%	4.14%[3]
Expense waiver/reimbursement[5]	0.07%[3]	0.14%	0.35%	0.46%	0.51%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$157,234	$121,897	$42,031	$20,514	$3,149
Portfolio turnover	18%	18%	28%	24%	34%[6]
1	Reflects operations for the period from December 29, 2010 (date of initial investment) to October 31, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.75% for the period ended October 31, 2011, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $1,142,612,308)		$1,227,255,187
Restricted cash (Note 2)		760,500
Cash		76,643
Cash denominated in foreign currencies (identified cost $25,101)		25,103
Income receivable		10,123,301
Receivable for shares sold		7,307,326
Receivable for investments sold		916,504
Receivable for daily variation margin		83,125
TOTAL ASSETS		1,246,547,689
Liabilities:
Payable for investments purchased	$6,693,542
Unrealized depreciation on foreign exchange contracts	4,133,693
Payable for shares redeemed	1,427,830
Payable for other service fees (Notes 2 and 5)	373,582
Payable for distribution services fee (Note 5)	191,176
Accrued expenses (Note 5)	66,598
TOTAL LIABILITIES		12,886,421
Net assets for 98,886,941 shares outstanding		$1,233,661,268
Net Assets Consists of:
Paid-in capital		$1,217,378,928
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		79,478,067
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(63,277,663)
Undistributed net investment income		81,936
TOTAL NET ASSETS		$1,233,661,268
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($605,140,432 ÷ 48,495,845 shares outstanding) no par value, unlimited shares authorized	$12.48
Offering price per share (100/94.50 of $12.48)	$13.21
Redemption proceeds per share	$12.48
Class B Shares:
Net asset value per share ($24,811,872 ÷ 1,989,442 shares outstanding) no par value, unlimited shares authorized	$12.47
Offering price per share	$12.47
Redemption proceeds per share (94.50/100 of $12.47)	$11.78
Class C Shares:
Net asset value per share ($288,641,620 ÷ 23,150,234 shares outstanding) no par value, unlimited shares authorized	$12.47
Offering price per share	$12.47
Redemption proceeds per share (99.00/100 of $12.47)	$12.35
Class F Shares:
Net asset value per share ($157,833,088 ÷ 12,648,688 shares outstanding) no par value, unlimited shares authorized	$12.48
Offering price per share (100/99.00 of $12.48)	$12.61
Redemption proceeds per share (99.00/100 of $12.48)	$12.36
Institutional Shares:
Net asset value per share ($157,234,256 ÷ 12,602,732 shares outstanding) no par value, unlimited shares authorized	$12.48
Offering price per share	$12.48
Redemption proceeds per share	$12.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Interest			$10,997,336
Dividends (net of foreign tax withheld of $305,847)			13,612,784
TOTAL INCOME			24,610,120
Expenses:
Investment adviser fee (Note 5)		$3,657,103
Administrative fee (Note 5)		440,066
Custodian fees		25,426
Transfer agent fees		313,086
Directors'/Trustees' fees (Note 5)		3,535
Auditing fees		13,389
Legal fees		5,537
Distribution services fee (Note 5)		1,047,289
Other service fees (Notes 2 and 5)		1,231,937
Portfolio accounting fees		101,513
Share registration costs		64,775
Printing and postage		28,079
Miscellaneous (Note 5)		6,947
TOTAL EXPENSES		6,938,682
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(412,153)
Reimbursement of other operating expenses (Notes 2 and 5)	(775)
TOTAL WAIVER AND REIMBURSEMENT		(412,928)
Net expenses			6,525,754
Net investment income			18,084,366
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(22,810,745)
Net realized loss on futures contracts			(1,204,885)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			445,074
Net change in unrealized depreciation of futures contracts			(619,846)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(24,190,402)
Change in net assets resulting from operations			$(6,106,036)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,084,366	$27,469,091
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(24,015,630)	13,737,075
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(174,772)	20,062,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,106,036)	61,268,874
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,994,435)	(15,789,397)
Class B Shares	(350,147)	(753,033)
Class C Shares	(3,517,890)	(4,776,854)
Class F Shares	(2,468,570)	(3,222,402)
Institutional Shares	(2,626,551)	(2,537,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,957,593)	(27,079,071)
Share Transactions:
Proceeds from sale of shares	302,952,160	423,797,494
Net asset value of shares issued to shareholders in payment of distributions declared	17,661,053	25,031,123
Cost of shares redeemed	(87,276,182)	(114,401,251)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	233,337,031	334,427,366
Change in net assets	208,273,402	368,617,169
Net Assets:
Beginning of period	1,025,387,866	656,770,697
End of period (including undistributed net investment income of $81,936 and $955,163, respectively)	$1,233,661,268	$1,025,387,866
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees and other services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$707,783	$—
Class B Shares	31,069	—
Class C Shares	318,027	(585)
Class F Shares	175,058	(190)
TOTAL	$1,231,937	$(775)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.
Semi-Annual Shareholder Report

Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $64,988,348. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $590,534 and $115,826, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the
Semi-Annual Shareholder Report

Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(1,030,769)*		$—
Foreign exchange contracts		—	Unrealized depreciation on foreign exchange contracts	4,133,693
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(1,030,769)		$4,133,693
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(1,204,885)	$—	$(1,204,885)
Foreign exchange contracts	—	(330,647)	(330,647)
TOTAL	$(1,204,885)	$(330,647)	$(1,535,532)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(619,846)	$—	$(619,846)
Foreign exchange contracts	—	(4,133,841)	(4,133,841)
TOTAL	$(619,846)	$(4,133,841)	$(4,753,687)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,376,946	$118,341,602	14,873,252	$187,426,211
Shares issued to shareholders in payment of distributions declared	758,595	9,591,747	1,205,400	15,088,344
Shares redeemed	(3,275,242)	(41,310,352)	(5,349,936)	(67,215,858)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,860,299	$86,622,997	10,728,716	$135,298,697
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	287,710	$3,630,107	299,359	$3,757,686
Shares issued to shareholders in payment of distributions declared	24,818	313,853	55,133	687,029
Shares redeemed	(349,474)	(4,404,029)	(656,737)	(8,170,218)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(36,946)	$(460,069)	(302,245)	$(3,725,503)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,609,869	$83,319,814	7,112,894	$89,809,529
Shares issued to shareholders in payment of distributions declared	239,022	3,020,425	317,383	3,969,517
Shares redeemed	(1,124,093)	(14,152,531)	(1,571,468)	(19,649,454)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,724,798	$72,187,708	5,858,809	$74,129,592

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	3,085,321	$38,925,689	4,363,777	$55,083,958
Shares issued to shareholders in payment of distributions declared	194,313	2,456,584	254,981	3,196,660
Shares redeemed	(384,588)	(4,842,226)	(574,562)	(7,175,406)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	2,895,046	$36,540,047	4,044,196	$51,105,212

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,657,303	$58,734,948	6,907,949	$87,720,110
Shares issued to shareholders in payment of distributions declared	180,342	2,278,444	166,028	2,089,573
Shares redeemed	(1,792,551)	(22,567,044)	(970,325)	(12,190,315)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,045,094	$38,446,348	6,103,652	$77,619,368
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,488,291	$233,337,031	26,433,128	$334,427,366
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2015 the cost of investments for federal tax purposes was $ 1,142,474,399. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $84,780,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,323,707 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,542,919.
At October 31, 2014, the Fund had a capital loss carryforward of $39,255,928 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$ 39,255,928	NA	$ 39,255,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund's average daily net assets. Prior to July 1, 2014, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser waived $412,153 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2015, the Sub-Adviser earned a fee of $792,632.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$93,206
Class C Shares	954,083
TOTAL	$1,047,289
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $445,917 of fees paid by the Fund. For the six months ended April 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $26,541 and reimbursed $775 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $235,616 and $7,370 in sales charges from the sale of Class A Shares and Class F Shares, respectively. FSC also retained $4,294, $6,449, $38,574 and $21,965 relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $238,490,000 and $203,790,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$416,089,438
Sales	$184,712,689
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$995.40	$4.95
Class B Shares	$1,000	$991.70	$8.64
Class C Shares	$1,000	$991.70	$8.64
Class F Shares	$1,000	$995.40	$4.95
Institutional Shares	$1,000	$997.40	$3.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,019.84	$5.01
Institutional Shares	$1,000	$1,021.08	$3.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
federated muni and stock advantage fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Semi-Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 25 basis points in the contractual advisory fee. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 25 basis points in the contractual advisory fee of the Fund. This change, together with the prior reduction in the
Semi-Annual Shareholder Report

contractual advisory fee in 2013, more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
Semi-Annual Shareholder Report

Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
30216 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015